Consolidated Statements of Financial Position - USD ($) $ in Thousands	Oct. 31, 2025	Oct. 31, 2024
Non-current assets:
Property, plant and equipment	$ 293,140	$ 274,448
Intangible assets	119,311	119,255
Financial assets at FVTPL	221,532	24,676
Total non-current assets	633,983	418,379
Current assets:
Accounts receivable	11,834	6,645
Prepayments, deposits and other receivables	4,466	2,666
Financial assets at FVTPL	7,987	12,123
Fiduciary bank balances		709
Cash and cash equivalents	46,363	60,861
Total current assets	321,381	84,552
Total assets	955,364	502,931
Current liabilities:
Accounts payable	5,486	1,590
Other payables and accruals	9,831	10,000
Bank borrowings	83,305	83,374
Contract liabilities	664	1,184
Income tax payable	3,483	2,602
Total current liabilities	166,966	162,643
Non-current liabilities:
Bank borrowings	176,818	174,224
Provision for replacement of hotel properties	2,266	1,653
Deferred tax liability	5,655	5,652
Total non-current liabilities	184,739	181,529
Total liabilities	351,705	344,172
Capital and reserves:
Share capital	13	8
Treasury shares	(295,719)	(635,233)
Reserves	559,348	653,695
Equity attributable to owners of the Company	263,642	18,470
Warrants	2,145
Non-controlling interests	337,872	140,289
Total equity	603,659	158,759
Total equity and liabilities	955,364	502,931
Related Party
Current assets:
Amount due from AMTD Group	250,731	1,548
Current liabilities:
Amounts due to non-controlling shareholders	$ 64,197	$ 63,893